CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash Flows from Operating Activities
Net income	$ 314.6		$ 415.4		$ 293.6
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	198.7		141.2		114.0
Amortization of deferred loan charges	17.6		7.1		8.5
Amortization of mobilization revenue	(21.0)		(31.8)		(32.5)
Amortization of favorable contracts	14.8		0		0
Unrealized loss / (gain) related to derivative financial instruments	99.1		(60.2)		32.9
Payment for long term maintenance	(39.1)		(26.5)		(18.2)
Deferred income tax (benefit) / expense	(8.6)		(9.2)		0.5
West Aquarius settlement	0		25.0		0
Changes in operating assets and liabilities, net of effect of acquisitions
Mobilization fees received from customers	6.6		16.2		0
Trade accounts receivable	(46.3)		(9.4)		(109.3)
Trade accounts payable	(10.7)		48.6		(5.7)
Related party balances	31.4		56.9		4.4
Other assets	9.9		4.7		(70.5)
Other liabilities	41.7		(14.0)		60.5
Net cash provided by operating activities	608.7		564.0		278.2
Cash Flows from Investing Activities
Additions to newbuildings and drilling units	(31.6)		(159.3)		(283.5)
Acquisition of subsidiaries, net of cash acquired	(1,137.7)		0		0
Purchase of non-controlling interest in Seadrill Operating LP	(373.5)		0		0
Net cash used in investing activities	(1,542.8)		(159.3)		(283.5)
Cash Flows from Financing Activities
Net proceeds from long term debt	2,825.4		98.0		100.5
Repayments of long term debt	(472.1)		(348.8)		(215.9)
Net proceeds from related party debt	0		409.5		5.0
Repayments of related party debt	(1,588.3)		0		0
Proceeds from revolving credit facility	0		169.6		0
Repayments of revolving credit facility	(125.9)		(43.7)		0
Repayments of related party discount notes	(399.9)		0		0
Cash distributions	(660.2)		(140.9)		0
Proceeds on issuance of equity, net of fees	937.8		464.8		207.1
Proceeds on issuance of equity to related parties	0		106.9		0
Proceeds on issuance of units by Seadrill Capricorn Holdings LLC	570.3		0		0
Distribution to Seadrill Limited for the acquisition of T-15, T-16, Leo and Sirius	0	[1]	(939.2)	[1]	0	[1]
Owner’s funding repaid	0		(112.4)		(85.7)
Net cash provided by/ (used in) financing activities	1,087.1		(336.2)		11.0
Net increase in cash and cash equivalents	153.0		68.5		5.7
Cash and cash equivalents at beginning of the year	89.7		21.2		15.5
Cash and cash equivalents at the end of year	242.7		89.7		21.2
Supplementary disclosure of cash flow information
Interest paid net of capitalized interest	150.5		92.2		63.8
Taxes paid	$ 42.6		$ 35.1		$ 49.0

[1]	Presented net of capital contributions from Seadrill related to the acquisition of the West Leo and West Sirius. For further information refer to Note 3 - Business Acquisitions.